UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01710

T. Rowe Price New Era Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

New Era Fund	March 31, 2015

T. Rowe Price New Era Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 98.1%		
AGRICULTURE 4.4%		
Fertilizers & Agricultural Chemicals 4.4%		
CF Industries	63,300	17,957
Monsanto	323,300	36,384
Mosaic	991,300	45,659
Potash Corporation of Saskatchewan	1,649,568	53,199
Sociedad Quimica y Minera de Chile, ADR	170,074	3,104
Total Agriculture		156,303
CHEMICALS 13.4%		
Diversified Chemicals 1.5%		
Dow Chemical	112,000	5,374
EI du Pont de Nemours	644,600	46,069
		51,443
Specialty Chemicals 11.9%		
Air Products & Chemicals	149,000	22,541
Airgas	739,100	78,426
Ashland	309,500	39,403
Celanese, Series A	669,000	37,370
International Flavors & Fragrances	163,300	19,171
Johnson Matthey (GBP)	515,230	25,850
NewMarket	46,500	22,218
PolyOne	140,300	5,240
Praxair	335,200	40,472
RPM	1,389,900	66,701
Sherwin-Williams	106,000	30,157
Victrex (GBP)	1,205,324	33,508
		421,057
Total Chemicals		472,500

ENERGY INDUSTRIALS 10.4%		
Construction & Engineering 0.9%		
Jacobs Engineering Group (1)	282,700	12,767
Quanta Services (1)	693,300	19,780
		32,547
Construction Materials 3.4%		
Eagle Materials	306,300	25,594
Holcim (CHF)	214,110	15,996
Martin Marietta Materials	204,500	28,589
Vulcan Materials	583,400	49,181
		119,360
Industrial Machinery 4.1%		
Aalberts Industries (EUR)	246,914	7,763
Dover	386,000	26,680
Flowserve	1,077,600	60,874
Harsco	622,791	10,749
Pentair	415,900	26,156
Watts Water Technologies, Class A	189,500	10,428
		142,650
Metal & Glass Containers 2.0%		
Ball	404,900	28,602
Berry Plastics (1)	848,400	30,704
Vidrala (EUR)	255,096	12,446
		71,752
Total Energy Industrials		366,309
ENERGY SERVICES & PROCESSORS 7.6%		
Oil & Gas Drilling 0.1%		
Patterson-UTI Energy	211,900	3,978
		3,978

Oil & Gas Equipment & Services 6.6%		
Amec Foster Wheeler (GBP)	2,043,511	27,392
Baker Hughes	367,500	23,366
Bristow Group	240,500	13,095
Computer Modelling (CAD)	499,300	5,014
Exterran Holdings	694,600	23,318
Flotek Industries (1)	890,500	13,126
Halliburton	1,281,500	56,232
Helix Energy Solutions Group (1)	1,202,800	17,994
National Oilwell Varco	375,300	18,761
Schlumberger	268,535	22,407
Superior Energy	164,200	3,668
Tesco	753,100	8,563
		232,936
Oil & Gas Refining & Marketing 0.9%		
Marathon Petroleum	141,100	14,447
Murphy USA (1)	247,700	17,926
		32,373
Total Energy Services & Processors		269,287
EXPLORATION & PRODUCTION 29.1%		
Non-U.S. Oil & Gas Exploration & Production 4.0%		
Canadian International Oil, Acquisition Date: 7/14/14 Cost $7,407 (CAD) (1)(2)(3)	2,910,500	6,205
Canadian Natural Resources	1,843,700	56,620
Kelt Exploration (CAD) (1)	1,519,000	9,079
NuVista Energy (CAD) (1)	1,682,500	10,122
Ophir Energy (GBP) (1)	5,701,089	11,366
Seven Generations Energy (CAD) (1)	1,015,430	12,948
Seven Generations Energy, Class A Acquisition Date: 12/18/13 – 4/3/14, Cost $11,593 (CAD) (1)(2)	1,002,216	12,140
Vermilion Energy (CAD)	30,800	1,295

Woodside Petroleum (AUD)	809,048	21,165
		140,940
U.S. Mixed Exploration & Production 4.8%		
EQT	973,000	80,632
Penn Virginia (1)	1,029,000	6,668
Range Resources	1,082,420	56,329
WPX Energy (1)	2,300,700	25,147
		168,776
U.S. Oil Exploration & Production 20.3%		
Anadarko Petroleum	951,500	78,794
Apache	1,010,200	60,945
Cimarex Energy	794,150	91,399
Concho Resources (1)	815,600	94,544
Continental Resources (1)	1,129,500	49,325
Diamondback Energy (1)	504,600	38,774
EOG Resources	672,632	61,674
Marathon Oil	957,200	24,993
Matador Resources (1)	1,104,353	24,207
Newfield Exploration (1)	220,900	7,751
Oasis Petroleum (1)	591,663	8,414
PDC Energy (1)	234,257	12,659
Pioneer Natural Resources	738,700	120,785
Rosetta Resources (1)	612,000	10,416
SM Energy	407,371	21,053
Whiting Petroleum (1)	441,900	13,655
		719,388
Total Exploration & Production		1,029,104
INTEGRATEDS 10.6%		
Integrated Oil & Gas 10.6%		
BG Group (GBP)	961,416	11,811
Chevron	104,200	10,939

Eni (EUR)	1,901,519	32,911
ExxonMobil	1,198,250	101,851
Hess	885,700	60,113
Occidental Petroleum	1,012,300	73,898
Royal Dutch Shell, ADR	1,393,300	83,110
Total Integrateds		374,633
METALS & MINING 10.0%		
Coal & Consumable Fuels 0.5%		
CONSOL Energy	644,200	17,967
		17,967
Diversified Metals & Mining 5.2%		
Acerinox (EUR)	749,903	12,581
Antofagasta (GBP)	1,579,533	17,034
BHP Billiton (AUD)	1,839,060	42,831
Constellium (1)	676,400	13,744
Horsehead Holding (1)	540,100	6,838
Southern Copper	1,614,500	47,111
U.S. Steel	566,900	13,832
US Silica Holdings	100,005	3,561
Worthington Industries	949,400	25,264
		182,796
Precious Metals & Minerals 4.3%		
Franco-Nevada (CAD)	811,700	39,337
Fresnillo (GBP)	2,227,443	22,484
Petra Diamonds (GBP) (1)	15,126,395	40,880
Randgold Resources (GBP)	373,311	25,904
Silver Wheaton (CAD)	1,223,000	23,233
		151,838
Total Metals & Mining		352,601

OTHER 4.4%		
Paper & Forest Products 4.4%		
Clearwater Paper (1)	186,770	12,196
International Paper	400,478	22,222
Kapstone Paper & Packaging	563,700	18,512
MeadWestvaco	633,300	31,583
Schweitzer-Mauduit International	278,500	12,844
West Fraser Timber (CAD)	273,400	13,988
Weyerhaeuser, REIT	1,365,779	45,276
Total Other		156,621
UTILITIES 8.2%		
Electric Utilities 2.1%		
Energias do Brasil (BRL)	1,163,400	3,798
Exelon	827,700	27,819
FirstEnergy	744,100	26,088
PNM Resources	561,300	16,390
		74,095
Gas Utilities 0.9%		
Atmos Energy	133,800	7,399
Infraestructura Energetica Nova (MXN)	4,322,587	23,609
		31,008
Multi-Utilities 4.5%		
DTE Energy	150,500	12,144
GDF Suez (EUR)	944,279	18,685
National Grid (GBP)	2,502,857	31,999
NiSource	1,959,800	86,545
PG&E	210,300	11,160
		160,533
Water Utilities 0.7%		
Western Water (1)(3)	2,259	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Era Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on January 20, 1969. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2015:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2015.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2015. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2015, totaled $(559,000) for the period ended March 31, 2015.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments; however, the seller continues to hold legal title to the loan. As a result, the buyer of a loan participation generally has no direct rights against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, usually may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, to the extent a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, no loan is reflected in the Portfolio of Investments until paid.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2015, the cost of investments for federal income tax purposes was $3,104,716,000. Net unrealized gain aggregated $416,099,000 at period-end, of which $632,604,000 related to appreciated investments and $216,505,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 26, 2015